Retirement benefit obligations (Details) £ in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Jan. 04, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)	Dec. 31, 2025 USD ($) country item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)		$ (19)			$ (20)	$ (16)	$ (19)
Amount recognised on the balance sheet - liability					(84)	(79)
Amount recognised on the balance sheet - asset					64	63
Funded plans
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)					48	53
Unfunded plans
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)					(20)	(16)
United Kingdom
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)					64	63
OCI loss on trustee buy-in to defined benefit fund							(58)
Cash impact from trustee buy-in to defined benefit fund							0
United Kingdom | Funded plans
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)					64	63
United States of America
Disclosure of defined benefit plans [line items]
Group's retirement benefit obligations					0
Lump sum paid in exchange for outstanding plan benefits		80
Expense recognised on difference between lump sum paid and defined benefit obligation		4
United States of America | Termination of US pension plan
Disclosure of defined benefit plans [line items]
Premium amount paid with respect to settlement of plan	$ 245
United States of America | Termination of US pension plan | Forecast
Disclosure of defined benefit plans [line items]
Gain on annuity purchase contract connected to termination of plan						2
Other Countries
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)					(84)	(79)
Other Countries | Funded plans
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)					$ (16)	(10)
Pension plans
Disclosure of defined benefit plans [line items]
Number of countries | country					12
Number of major defined benefit plans | item					2
Pension plans | Minimum
Disclosure of defined benefit plans [line items]
Minimum funding requirement period					7 years
Pension plans | Maximum
Disclosure of defined benefit plans [line items]
Retirement benefits as a percentage of final salary					66.70%
Pension plans | Unfunded plans
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)					$ (59)	(60)
Pension plans | United Kingdom
Disclosure of defined benefit plans [line items]
Transaction value of buy-in to pension fund | £				£ 260
OCI loss on trustee buy-in to defined benefit fund							$ (58)
Cash impact from trustee buy-in to defined benefit fund			$ 0
Pension plans | United States of America
Disclosure of defined benefit plans [line items]
Lump sum paid in exchange for outstanding plan benefits		80
Expense recognised on difference between lump sum paid and defined benefit obligation		$ 4
Pension plans | United States of America | Termination of US pension plan
Disclosure of defined benefit plans [line items]
Premium amount paid with respect to settlement of plan	$ 245
Retirement healthcare | Unfunded plans
Disclosure of defined benefit plans [line items]
Retirement benefit assets/(obligations)					$ (9)	$ (9)